Digital Assets, Digital Assets Loaned, and Digital Assets Staked	6 Months Ended
Jun. 30, 2026
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Abstract]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked
6.	Digital Assets, Digital Assets Loaned, and Digital Assets Staked

As at June 30, 2026, the Company’s digital assets consisted of the below digital currencies, with a fair value of $365,799,777 (December 31, 2025 - $515,586,931). Digital currencies are recorded at their fair value on the date they are acquired and are revalued to their current market value at each reporting date. Fair value is determined by taking the mid-point price at 17:30 CET from Kraken, Bitfinex, Binance, Coinbase, Bitstamp, Bybit OKX, Vinter, Compass and Gate.IO and other exchanges consistent with the final terms for each ETP. Fair value for Mobilecoin, Shyft, Blocto, Maps, Oxygen, Boba Network, Saffron.finance, Clover, Sovryn, Wilder World, Pyth and Volmex is determined by taking the last closing price for the day (UTC time) from www.coinmarketcap.com.

The Company’s holdings of digital assets consist of the following:

	June 30, 2026		December 31, 2025
	Quantity	$	Quantity	$
Binance Coin (BNB)	1,532.6067	835,242	1,763.4867	1,520,530
Bitcoin (BTC)	2,841.2321	162,601,446	2,596.9563	223,491,846
Ethereum (ETH)	24,111.7434	37,703,596	21,329.9035	63,656,646
Cardano (ADA)	70,485,362.5805	10,140,610	69,150,950.0310	23,565,970
Polkadot (DOT)	3,411,870.2685	2,781,449	3,340,140.2001	6,035,593
Solana (SOL)	518,406.3543	37,989,379	169,185.2128	21,097,592
Uniswap (UNI)	417,198.0351	1,153,615	399,616.8814	2,332,473
USDC	1,352,765.0900	1,355,364	-	4,461,378
USDT	1,312,994.8200	8,996,999	-	18,098,752
Litecoin (LTC)	3,320.9310	139,889	11,073.8030	851,800
Dogecoin (DOGE)	55,183,269.9329	3,900,032	56,534,119.7635	6,828,612
Cosmos (ATOM)	4,432.0498	6,765	12,005.8560	23,143
Avalanche (AVAX)	642,546.4708	4,152,046	461,501.5177	5,740,226
Polygon (POL)	1,126,963.7988	78,467	304,295.6891	31,088
Ripple (XRP)	21,537,978.3318	22,224,461	21,146,529.3119	39,186,475
Enjin (ENJ)	547,510.1760	15,276	576,307.9792	15,849
Tron (TRX)	780,338.4568	246,911	663,171.3819	187,723
Terra Luna (LUNA)	-	-	141,177.2041	13,436
Shiba Inu (SHIB)	11,843,589,595.6000	49,749	20,643,542,012.0300	143,214
Pyth Network (PYTH)	5,692,004.2200	224,834	4,935,058.3767	280,805
AAVE (AAVE)	5,788.6349	493,690	4,429.5388	652,127
Algorand (ALGO)	2,293,753.2700	189,015	1,380,335.0800	153,904
Aptos Mainnet (APT)	675,834.2119	383,130	517,026.2356	875,222
Arweave (AR)	58,740.5700	112,940	64,940.4200	223,096
Aerodome (AERO0X91)	2,062,387.4640	953,854	2,113,572.4104	917,924
Arbitrum (ARB)	1,254,891.1425	93,471	1,489,777.0200	280,923
Bitcoin Cash (BCH)	382.1064	77,207	860.1464	511,921
Core (CORE)	12,867,452.4561	321,686	12,500,445.6036	1,377,549
Curve DAO Token (CRV)	4,780,146.0600	892,077	3,939,395.2500	1,442,868
Europa Coin (EURC)	394,100.2100	461,097	605,795.2800	708,780
Fetch.ai (FET)	5,260,253.5000	902,660	4,619,586.9000	946,091
Filecoin (FIL)	119,272.3359	85,328	83,678.3922	109,612
The Graph (GRT)	1,321,747.5800	23,513	542,238.9100	18,229
Hedera (HBAR)	186,240,597.3179	13,082,365	76,729,676.9089	8,317,073
Internet Computer (ICP)	1,884,501.7795	3,975,215	1,778,949.0942	4,866,716
Immutable (IMX)	478,719.2352	56,344	274,878.9400	61,176
Injective (INJ)	375,473.2886	1,724,699	335,577.3200	1,463,990
Jupiter (JUP)	2,860,870.6678	595,061	3,089,314.6000	583,880
Lido DAO (LDO)	502,129.4800	123,116	513,196.1600	300,384
Chainlink (LINK)	336,034.9790	2,407,021	347,418.3828	4,295,173
NEAR Protocol (NEAR)	1,709,206.3575	3,039,475	1,701,315.2684	2,553,372
Optimism (OP)	340,640.2800	32,427	173,791.6300	46,248
MANTRA (OM)	2,615,076.8533	17,521	453,091.4000	31,807
Pendle (PDL)	155,298.9333	201,143	182,478.7000	343,772
Quant (QNT)	1,921.5060	123,452	1,014.7880	71,156
Ripple USD (RLUSD)	100.0000	100	50,126.0000	50,126
RENDERSOL (RNDR)	1,727,339.4521	2,613,843	1,703,278.0201	2,193,856
THORChain (RUNE)	271,674.2000	103,318	269,953.8000	151,768
Sei Network (SEI1)	14,144,941.9713	681,786	16,419,686.8978	1,848,857
SKY Governance Token (SKY)	682,323.0000	36,709	645,038.0000	37,735
Stacks (STX)	62,629.1000	10,108	47,106.4000	11,744
Sui (SUI)	18,721,952.8717	11,714,497	14,683,690.6345	16,459,983
Bittensor (TAO)	21,171.6448	4,286,246	22,107.9024	4,906,095
Gram (GRAM)	450,364.3730	695,538	454,318.1948	739,494
Wormhole (W)	9,576,799.9000	89,064	4,760,219.0000	157,563
Tether Gold (XAUT6)	48.4294	194,923	34.4628	149,372
dogwifhat (WIF)	2,628.4300	439	56,581.9600	15,277
Worldcoin (WLD2)	1,106,531.0667	457,330	2,002,365.2100	969,345
Stellar (XLM)	7,925,603.4900	1,434,425	3,704,385.3200	753,012
StarkNet (STRK1)	3,201,086.5156	95,072	2,990,189.0056	231,441
Sonic Labs (SONICLABS)	3,704,071.2700	84,484	3,959,492.2712	300,086
Akash Network (AKT)	445,511.1180	267,708	375,586.0011	135,737
Kaspa (KAS)	31,304,410.4293	957,915	24,576,822.7965	1,064,176
Official Trump (TRUMP)	2,802.7700	4,801	2,309.3700	10,891
Mantle (MNT)	164,179.8520	68,315	259,308.9369	251,037
Story (IP)	11,538.4390	3,575	5,951.7992	10,187
Crypto.com (CRO)	1,585,392.1875	84,660	1,453,014.1410	132,805
Hyperliquid (HYPE)	70,152.6514	4,552,318	32,103.2182	830,677
UNUS SED LEO (LEO)	1,097.9552	10,282	670.9046	6,266
OKB (OKB)	119.3241	9,377	276.2829	30,051
IOTA (IOTA)	1,846,650.0000	65,741	1,233,469.0000	102,131
Ondo (ONDO)	3,505,449.8233	1,082,840	1,711,993.3233	634,291
Theta Token (THETA)	142,583.2000	18,108	100,410.4000	26,749
Celestia (TIA)	143,185.9200	52,077	111,295.8400	52,209
Flare (FLR)	5,608,868.9063	35,897	3,689,429.0635	39,108
Pi Network (PI)	132,721.4123	15,037	126,934.2148	25,895
Ethna (ENA)	1,840,789.1400	129,778	1,686,126.1900	340,092
Four (FORM)	21,094.7000	4,430	31,111.1000	10,777
Virtuals Protocol (VIRTUAL)	2,342,789.2266	1,230,433	1,776,320.7111	1,179,832
VeChain (VET)	8,763,114.2000	38,558	4,978,553.8000	52,773
Penut the Squirrel (PNUT)	86,370.9300	3,584	445,601.2200	30,657
Pepe (PEPE)	92,108,970,413.2800	703	40,164,090,458.7000	24,082
Zcash (ZEC)	-	-	-	32,569
Canton (CC)	232,464.4850	32,583	-	-
Other Coins	5,588,906,834.8974	107,244	1,903,713,337.6790	48,131
Current		356,237,483		482,763,021
Solana (SOL)	94,500.0000	6,845,410	196,500.0000	24,471,703
SUI (SUI)	5,204,994.7222	2,693,248	8,327,991.5556	8,289,840
Other Coins	271,406,137.0826	23,636	271,406,137.0826	62,367
Long-Term		9,562,294		32,823,910
Total Digital Assets		365,799,777		515,586,931
	June 30, 2026	December 31, 2025
	$	$
Current digital assets
Digital assets	189,692,571	356,450,053
Digital assets loaned	136,267,166	87,326,227
Digital assets staked	30,277,746	38,986,741
Total current digital assets	356,237,483	482,763,021
Non-current digital assets
Digital assets	23,636	62,367
Digital assets loaned	9,538,658	32,761,543
Total non-current digital assets	9,562,294	32,823,910
Total digital assets	365,799,777	515,586,931

In addition to the above noted digital assets, the Company has the following equity investments at fair value through profit and loss (“FVTPL”). See Note 7 for further details.

	June 30, 2026
	Current		Long Term		Total
	Quantity	Amount	Quantity	Amount	Quantity	Amount
Fund A - Solana (SOL)	198,271.1758	$12,441,214	127,378.8747	$7,992,831	325,650.0506	$20,434,045
Fund A - Avalanche (AVAX)	493,987.8417	$2,808,344	8,956.2077	$50,916	502,944.0494	$2,859,260
		$15,249,558		$8,043,747		$23,293,305

Fund B - Solana (SOL)	406,960.7000	$26,033,277	175,869.0000	$11,250,340	582,829.7000	$37,283,617
		$26,033,277		$11,250,340		$37,283,617
Total		$41,282,835		$19,294,087		$60,576,922

	December 31, 2025
	Current		Long Term		Total
	Quantity	Amount	Quantity	Amount	Quantity	Amount
Fund A - Solana (SOL)	192,949.9577	$19,860,832	220,396.5353	$22,685,979	413,346.4930	$42,546,811
Fund A - Avalanche (AVAX)	503,720.0812	$5,253,822	232,861.4009	$2,428,755	736,581.4821	$7,682,577
		$25,114,654		$25,114,734		$50,229,388

Fund B - Solana (SOL)	470,185.9000	$50,297,296	294,049.0000	$31,455,366	764,234.9000	$81,752,662
Total		$75,411,950		$56,570,100		$131,982,050

The continuity of digital assets for the periods ended June 30, 2026 and December 31, 2025 is as follows:

	June 30, 2026	December 31, 2025
Opening balance	$515,586,931	$555,838,900
Digital assets acquired	34,559,755	273,427,760
Digital assets disposed	(16,466,844)	(87,878,518)
Digital assets earned from staking, lending and fees	3,805,197	13,072,141
Realized gain (loss) on digital assets	(60,135,440)	48,283,105
Net change in unrealized gains and losses on digital assets	(137,605,706)	(282,272,597)
Settlement of Genesis loan	-	(6,100,598)
Digital assets transferred in from (out to) equity investments at FVTPL	15,578,620	2,749,352
Digital assets in from (out to) ETP sales	10,378,596	-
Foreign exchange gain (loss) / Fees / Other	98,668	(1,532,614)
	$365,799,777	$515,586,931

Digital assets held by counterparty for the periods ended June 30, 2026 and December 31, 2025 are as follows:

	June 30, 2026	December 31, 2025
Counterparty A	$88,856,439	$41,304,262
Counterparty C	1,001,519	3,460,154
Counterparty E	990,859	1,492,892
Counterparty F	12,966,107	25,061,967
Counterparty H	49,602,302	171,980,818
Counterparty J	41,944,334	-
Counterparty K	142,271,768	218,232,056
Counterparty M	706,127	4,954,135
Other	2,326,308	1,451,800
Self custody	25,134,014	47,648,847
Total	$365,799,777	$515,586,931

Digital Assets held by lenders

The Company has a loan payable to Global Capital LLC (“Genesis”) for which Genesis holds digital assets as collateral against the loan. In prior periods, the digital assets and the loan payable were recorded separately on the statement of financial position. The Company has a loan payable to Genesis for which Genesis held digital assets as collateral. The digital assets and loan payable were previously recorded gross on the statement of financial position at $6,100,598 and $6,100,598, respectively, with the digital assets being written down to the value of the loan payable. After the approval of the motion on June 26, 2024, the Company obtained the legally enforceable right to set off the digital assets being held as collateral against the loan payable. As a result, the Company has netted the asset and liability on the statement of financial position, reducing both the Company’s digital assets and loan payable by $6,100,598, which represents the principal amount of the loan plus interest.

Following the court approved set-off, the remaining exposure for the Genesis loan is 68 BTC. Considering Genesis’ low credit quality due to its bankruptcy, the Company has applied a loss rate approach of 75% to calculate it’s expected credit loss on digital assets held by Genesis based on management’s best estimate. The expected credit loss of $2,972,578 on these 68 BTC has been recorded under realized and net change in unrealized (loss) gain on digital assets in the consolidated statement of income.

As of June 30, 2026, digital assets held by lenders as collateral consisted of the following:

	Number of coins on loan	Fair Value
Bitcoin (BTC)	67.9793	990,859
Total	67.9793	990,859

As of December 31, 2025, digital assets held by lenders as collateral consisted of the following:

	Number of coins on loan	Fair Value
Bitcoin (BTC)	67.9793	$1,492,892
Total	67.9793	$1,492,892

As at December 31, 2025, the 67.9793 Bitcoin held by Genesis as collateral against a loan has been written down to $1,492,892, the fair value of the loan and interest held with Genesis.

In the normal course of business, the Company enters into open-ended lending arrangements with certain financial institutions, whereby the Company loans certain fiat and digital assets in exchange for interest income. The Company can demand the repayment of the loans and accrued interest at any time. The digital assets on loan are included in digital assets balances above.

Digital Assets loaned

As of June 30, 2026, the Company loaned select digital assets to borrowers at annual rates ranging from approximately 0.5% to 12.00% and accrued interest on a monthly basis. The digital assets on loan are measured at fair value through profit and loss.

As of December 31, 2025, the Company loaned select digital assets to borrowers at annual rates ranging from approximately 1.98% to 12.00% and accrued interest on a monthly basis. The digital assets on loan are measured at fair value through profit and loss.

As of June 30, 2026, digital assets on loan consisted of the following:

	Number of coins on loan	Fair Value	Fair Value Share
Bitcoin (BTC)	780.7736	45,521,898	31.2%
Ethereum (ETH)	19,030.6963	29,758,418	20.4%
Solana (SOL)	274,177.8082	19,992,417	13.7%
Sui (SUI)	19,676,656.5831	11,472,059	7.9%
Ripple (XRP)	15,745,969.4444	16,238,818	11.1%
Bittensor (TAO)	19,079.1667	3,862,619	2.6%
Hedera (HBAR)	48,620,250.0000	3,418,004	2.3%
Internet Computer (ICP)	613,050.0000	1,298,930	0.9%
NEAR Protocol (NEAR)	1,151,826.6667	2,048,293	1.4%
Uniswap (UNI)	362,603.3333	1,002,417	0.7%
Virtuals Protocol (VIRTUAL)	1,650,210.0000	866,690	0.6%
Fetch.ai (FET)	4,444,000.0000	762,590	0.5%
Injective (INJ)	301,250.0000	1,383,762	0.9%
Curve DAO Token (CRV)	3,560,925.0000	664,469	0.5%
Kaspa (KAS)	22,735,533.3333	695,707	0.5%
Aerodome (AERO0X91)	2,016,970.0000	932,849	0.6%
Stellar (XLM)	3,401,482.5000	612,267	0.4%
Ondo (ONDO)	1,824,000.0000	563,434	0.4%
Jupiter (JUP)	2,732,805.1667	568,423	0.4%
Aptos Mainnet (APT)	470,697.0833	266,838	0.2%
AAVE (AAVE)	3,906.5000	332,982	0.2%
Pyth Network (PYTH)	4,586,600.0000	181,171	0.1%
THORChain (RUNE)	253,260.0000	96,315	0.1%
MANTRA (OM)	1,729,120.0000	11,585	0.0%
Hyperliquid (HYPE)	50,115.0685	3,252,869	2.2%
Total	136,244,299.1242	145,805,824	100%

The digital assets loaned are classified as follows:

Current
Bitcoin (BTC)	780.7736	45,521,898
Ethereum (ETH)	19,030.6963	29,758,418
Solana (SOL)	179,677.8082	13,147,007
Sui (SUI)	14,471,661.8608	8,778,811
Ripple (XRP)	15,745,969.4444	16,238,818
Bittensor (TAO)	19,079.1667	3,862,619
Hedera (HBAR)	48,620,250.0000	3,418,004
Internet Computer (ICP)	613,050.0000	1,298,930
NEAR Protocol (NEAR)	1,151,826.6667	2,048,293
Uniswap (UNI)	362,603.3333	1,002,417
Virtuals Protocol (VIRTUAL)	1,650,210.0000	866,690
Fetch.ai (FET)	4,444,000.0000	762,590
Injective (INJ)	301,250.0000	1,383,762
Curve DAO Token (CRV)	3,560,925.0000	664,469
Kaspa (KAS)	22,735,533.3333	695,707
Aerodome (AERO0X91)	2,016,970.0000	932,849
Stellar (XLM)	3,401,482.5000	612,267
Ondo (ONDO)	1,824,000.0000	563,434
Jupiter (JUP)	2,732,805.1667	568,423
Aptos Mainnet (APT)	470,697.0833	266,838
AAVE (AAVE)	3,906.5000	332,982
Pyth Network (PYTH)	4,586,600.0000	181,171
THORChain (RUNE)	253,260.0000	96,315
MANTRA (OM)	1,729,120.0000	11,585
Hyperliquid (HYPE)	50,115.0685	3,252,869
Total current digital assets on loan	130,944,804.4020	136,267,166
Long-Term
Solana (SOL)	94,500.0000	6,845,410
SUI (SUI)	5,204,994.7222	2,693,248
Total long-term digital assets on loan	5,299,494.7222	9,538,658
Total	136,244,299.1242	145,805,824

As of December 31, 2025, digital assets on loan consisted of the following:

	Number of coins		Fair Value
	on loan	Fair Value	Share
Bitcoin (BTC)	420.0000	36,894,425	30.7%
Ethereum (ETH)	8,000.0000	23,879,570	19.9%
Solana (SOL)	326,500.0000	40,661,634	33.9%
SUI (SUI)	18,737,981.0000	18,652,141	15.5%
Total	19,072,901.0000	120,087,770	100%

As of June 30, 2026, the digital assets on loan by significant borrowing counterparty is as follows:

	Interest rates	Number of coins on loan	Fair Value	Geography	Fair Value Share
Counterparty A	1.7% - 12%	335,818.4384	69,677,455	Grand Cayman	47.8%
Counterparty F	1.5% - 3.5%	12,229,651.4497	18,111,181	UAE	12.4%
Counterparty H	3.5% - 4.5%	6,220.0000	22,209,025	Switzerland	15.2%
Counterparty J	0.5% - 16%	12,229,651.4497	35,808,163	United States	24.6%
Total		24,801,341.3378	145,805,824		100%
Current
Counterparty A		241,318.4384	62,832,045	Grand Cayman	43.1%
Counterparty F		7,024,656.7275	15,417,933	UAE	10.6%
Counterparty H		6,220.0000	22,209,025	Switzerland	15.2%
Counterparty J		12,229,651.4497	35,808,163	United States	24.6%
Total current digital assets on loan		19,501,846.6156	136,267,166		93.5%
Long-term
Counterparty A		94,500.0000	6,845,410	Grand Cayman	4.7%
Counterparty F		5,204,994.7222	2,693,248	UAE	1.8%
Total long-term digital assets on loan		5,299,494.7222	9,538,658		6.5%
Total loaned digital assets		24,801,341.3378	145,805,824		100%

As of December 31, 2025, the digital assets on loan by significant borrowing counterparty is as follows:

	Interest rates	Number of coins on loan	Fair Value	Geography	Fair Value Share
Counterparty A	12%	326,500.0000	40,661,634	Grand Cayman	33.9%
Counterparty F	1.94% - 4.75%	18,739,981.0000	24,622,033	UAE	20.5%
Counterparty H	3.75% - 4.5%	6,420.0000	54,804,103	Switzerland	45.6%
Total		19,072,901.0000	120,087,770		100%
Current
Counterparty A		130,000.0000	16,189,931	Grand Cayman	13.5%
Counterparty F		10,411,989.4444	16,332,193	UAE	13.6%
Counterparty H		6,420.0000	54,804,103	Switzerland	45.6%
Total current digital assets on loan		10,548,409.4444	87,326,227		72.7%
Long-term
Counterparty A		196,500.0000	24,471,703	Grand Cayman	20.4%
Counterparty F		8,327,991.5556	8,289,840	UAE	6.9%
Total long-term digital assets on loan		8,524,491.5556	32,761,543		27.3%
Total loaned digital assets		19,072,901.0000	120,087,770		100%

The Company’s digital assets on loan are exposed to credit risk. The Company limits its credit risk by placing its digital assets on loan with high credit quality financial institutions that have sufficient capital to meet their obligations as they come due and on which the Company has performed internal due diligence procedures. The Company’s due diligence procedures may include, but are not limited to, review of the financial position of the borrower, review of the internal control practices and procedures of the borrower, review of market information, and monitoring the Company’s risk exposure thresholds. Digital asset loan receivables are assessed for expected credit losses under IFRS 9 using a loss-rate approach. Counterparty A is subject to a 1% Stage 1 expected credit loss, driven by the recall penalty. The $69,146 ECL on these coins has been expensed to bad debt expense. Counterparty H is not subject to any expected credit loss due to its recallability without penalty. The Company does not hold any collateral or other credit enhancements related to these loans.

The fair value of the SUI digital assets on loan include a discount for lack of marketability since the SUI coins are locked and not freely transferrable as at June 30, 2026. These coins unlock intermittently through April 2028. The DLOM was determined using the Finnerty model. The model works by treating this loss of marketability as the equivalent of a European put option, which provides protection against price declines during the period the assets cannot be sold. By estimating the value of such a hypothetical put option, based on factors like the underlying stock price, volatility, risk-free rate, and expected holding period. No separate ECL was recorded for the SUI digital assets as management feels that any relevant default risk is captured in the fair value assumptions of the digital assets. The SUI digital assets are considered a level 3 in the financial instrument hierarchy (Note 23).

Borrower	Asset	Quantity	Current	Non-current	Gross Total	ECL	Net Total
Counterparty A	BTC	500.6986	29,192,522	-	29,192,522	-	29,192,522
Counterparty F	BTC	60.0750	3,502,588	-	3,502,588	-	3,502,588
Counterparty H	BTC	220.0000	12,826,788	-	12,826,788	-	12,826,788
Counterparty A	ETH	11,024.8630	17,239,647	-	17,239,647	-	17,239,647
Counterparty F	ETH	2,005.8333	3,136,534	-	3,136,534	-	3,136,534
Counterparty H	ETH	6,000.0000	9,382,237	-	9,382,237	-	9,382,237
Counterparty A	SOL	274,177.8082	13,216,153	6,845,410	20,061,563	(69,146)	19,992,417
Counterparty F	SUI	12,227,585.5414	8,778,811	2,693,248	11,472,059	-	11,472,059
Counterparty J	XRP	15,745,969.4444	16,238,818	-	16,238,818	-	16,238,818
Counterparty J	TAO	19,079.1667	3,862,619	-	3,862,619	-	3,862,619
Counterparty J	HBAR	48,620,250.0000	3,418,004	-	3,418,004	-	3,418,004
Counterparty J	RNDR	-	-	-	-	-	-
Counterparty J	AVAX	-	-	-	-	-	-
Counterparty J	ICP	613,050.0000	1,298,930	-	1,298,930	-	1,298,930
Counterparty J	NEAR	1,151,826.6667	2,048,293	-	2,048,293	-	2,048,293
Counterparty J	UNI	362,603.3333	1,002,417	-	1,002,417	-	1,002,417
Counterparty J	VIRTUAL	1,650,210.0000	866,690	-	866,690	-	866,690
Counterparty J	FET	4,444,000.0000	762,590	-	762,590	-	762,590
Counterparty J	INJ	301,250.0000	1,383,762	-	1,383,762	-	1,383,762
Counterparty J	CRV	3,560,925.0000	664,469	-	664,469	-	664,469
Counterparty J	KAS	22,735,533.3333	695,707	-	695,707	-	695,707
Counterparty J	AERO	2,016,970.0000	932,849	-	932,849	-	932,849
Counterparty J	XLM	3,401,482.5000	612,267	-	612,267	-	612,267
Counterparty J	ONDO	1,824,000.0000	563,434	-	563,434	-	563,434
Counterparty J	JUP	2,732,805.1667	568,423	-	568,423	-	568,423
Counterparty J	APT	470,697.0833	266,838	-	266,838	-	266,838
Counterparty J	AAVE	3,906.5000	332,982	-	332,982	-	332,982
Counterparty J	PYTH	4,586,600.0000	181,171	-	181,171	-	181,171
Counterparty J	RUNE	253,260.0000	96,315	-	96,315	-	96,315
Counterparty J	MANTRA	1,729,120.0000	11,585	-	11,585	-	11,585
Counterparty J	WLD	-	-	-	-	-	-
Counterparty A	HYPE	50,115.0685	3,252,869	-	3,252,869	-	3,252,869
			136,336,312	9,538,658	145,874,970	(69,146)	145,805,824

As of June 30, 2026, the Company has staked select digital assets with counterparties at annual rates ranging from approximately 1.98% to 8.81% and accrues rewards as they are earned. The digital assets staked are measured at fair value through profit and loss. As of December 31, 2025, the Company has staked select digital assets to borrowers at annual rates ranging from approximately 1.24% to 14.93% and accrue rewards as they are earned. The digital assets staked are measured at fair value through profit and loss.

As of June 30, 2026, digital assets staked consisted of the following:

	Number of coins staked	Fair Value	Fair Value Share
Ethereum (ETH)	131.6296	203,853	0.7%
Cardano (ADA)	63,789,432.0539	9,172,920	30.3%
Core (CORE)	12,392,246.8768	309,806	1.0%
Polkadot (DOT)	2,639,562.5380	2,151,771	7.1%
Solana (SOL)	200,949.4616	14,703,452	48.6%
Hedera (HBAR)	23,525,702.4326	1,643,270	5.4%
Internet Computer (ICP)	995,563.4768	2,092,674	6.9%
Total	103,543,588.4693	30,277,746	100%

As of December 31, 2025, digital assets staked consisted of the following:

	Number of coins staked	Fair Value	Fair Value Share
Ethereum (ETH)	128.0536	376,190	1%
Bitcoin (BTC)	300.0000	26,747,151	69%
Cardano (ADA)	43,639.3760	15,470	0%
Core (CORE)	12,017,441.5404	1,325,524	3%
Polkadot (DOT)	2,595,690.3230	4,762,573	12%
Solana (SOL)	0.5094	64	0%
Hyperliquid (HYPE)	25,600.4618	662,417	2%
Hedera (HBAR)	22,663,998.5645	2,463,577	6%
Internet Computer (ICP)	970,082.8229	2,633,775	7%
Total	38,316,881.6517	38,986,741	100%

As of June 30, 2026, the digital assets staked by significant borrowing counterparty is as follows:

	Interest rates	Number of coins staked	Fair Value	Geography	Fair Value Share
Counterparty H	2.53% - 6.34%	90,457,225.9390	15,136,769	Switzerland	50.0%
Counterparty M	2.09%	35.6000	55,668	United States	0.2%
Self custody	1.98% - 8.81%	13,086,326.9303	15,085,309	Switzerland	49.8%
Total		103,543,588.4693	30,277,746		100%

As of December 31, 2025, the digital assets staked by significant borrowing counterparty is as follows:

	Interest rates	Number of coins staked	Fair Value	Geography	Fair Value Share
Counterparty H	2.76% - 7.67%	23,634,179.8442	5,097,352	Switzerland	13%
Counterparty M	2.87%	32.0023	95,663	United States	0%
Self custody	2.3% - 14.28%	14,682,669.8053	33,793,726	Switzerland	87%
Total		38,316,881.6517	38,986,741		100%

The Company’s digital assets staked are exposed to market risk, liquidity risk, lockup duration risk, loss or theft of assets and return duration risk. These risks include:

a)	Polkadot staking exposes the Company to an unbonding period liquidity restriction (approximately 28 days), during which time the tokens remain locked and do not earn rewards once unbonding has commenced.

b)	Ethereum staking exposes the Company to an exit queue that can vary and has on average been 6 days during which time the coins do not earn any staking rewards.

c)	Polkadot, CORE, Ethereum and Hype staking may expose the Company to validator misconduct risk (slashing risk)

d)	Bitcoin staking involves timelock risk, such that the coins are locked until expiry of the timelock and require a redemption transaction after expiry.

e)	BTC staking is described by the protocol as self-custodied with no wrapping, bridging or smart contract exposure.

The Company places allocation limits by counterparty and only deals with high credit quality financial institutions that are believed to have sufficient capital to meet their obligations as they come due and on which the Company has performed internal due diligence procedures. The Company’s due diligence procedures may include, but are not limited to, review of the financial position of the counterparty, review of the internal control practices and procedures of the counterparty, review of market information, and monitoring the Company’s risk exposure thresholds. As of June 30, 2026 and December 31, 2025, the Company does not expect a material loss on any of its digital assets staked. While the Company intends to only transact with counterparties that it believes meet the Company staking policy criteria, there can be no assurance that a counterparty will not default and that the Company will not sustain a material loss on a transaction as a result.